REVENUES - Textual Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 23, 2022 USD ($) item	Dec. 31, 2021 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Power Credits	$ 1,498	$ 7,163
Number of bitcoins held | item					2,441
Fair value of crypto assets			$ 80,000
Gain on hedging	$ (487)		2,097
Galaxy Digital LP, on demand loan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of loan facility				$ 30,000
Number of bitcoins pledged as collateral for loans | item				1,504
Gain on hedging			$ 2,100